Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,749,851	$ 4,447,003		$ 5,700,709
Restricted cash	23,130	31,171		50,062
Accounts receivable, net of allowance for doubtful account of $44,549 and $64,031 as of September 30, 2024 and December 31, 2023, respectively.	154,185	107,007		192,597
Inventory	50,914	121,513		81,706
Prepaid expenses	351,972	719,389		223,238
Other current assets	41,085	39,538		24,132
Total Current assets	3,371,137	5,465,621		6,272,444
Right-of-use asset arising from operating lease	17,318	56,568		121,855
Property and equipment, net	51,322	66,581		97,914
Long term prepaid expenses	153,008
Investment in nonconsolidated affiliate (Note 3)	1,001,625	1,655,461
Long term loans (Note 4)	438,846
Solar PV joint venture project (Note 4)	788,341
Total assets	5,821,597	7,244,231		6,492,213
Current Liabilities
Accounts payable	32,842	43,539		127,484
Other liabilities	484,592	734,933		587,365
Total current liabilities	517,434	778,472		714,849
Operating lease liabilities	1,330	7,181		40,023
Total liabilities	518,764	785,653		754,872
Stockholders’ Equity
Common stock, $ 0.0001 par value (“Common Stock”): 495,000,000 shares authorized as of September 30, 2024 and December 31, 2023; issued and outstanding 9,580,515 and 2,955,490 shares as of September 30, 2024 and December 31, 2023, respectively.	958	296	[1]	69	[1]
Preferred stock, $ 0.0001 par value (“Preferred Stock”): 5,000,000 shares authorized as of September 30, 2024 and December 31, 2023; no shares issued and outstanding as of September 30, 2024 and December 31, 2023.			[1]		[1]
Additional paid-in capital	38,646,023	35,866,223	[1]	28,710,412	[1]
Foreign currency translation adjustments	(26,275)	(26,275)	[1]	(26,275)	[1]
Accumulated deficit	(33,180,457)	(29,360,235)	[1]	(22,837,827)	[1]
Total Company’s stockholders’ equity	5,440,249	6,480,009		5,846,379
Non-controlling interests	(137,416)	(21,431)		(109,038)
Total stockholders’ equity	5,302,833	6,458,578		5,737,341
Total liabilities and stockholders’ equity	$ 5,821,597	$ 7,244,231		$ 6,492,213

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).